As filed with the Securities and Exchange Commission on May 20, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914 - 7363
Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Item 1. Schedule of Investments.

MUZINICH CREDIT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS at March 31, 2016 (Unaudited)

Principal
Amount†		Value
CORPORATE BONDS: 86.2%
Automotive & Auto Parts: 3.5%
	Daimler Finance North America LLC
1,100,000	2.000%, 8/3/18 [1]	$1,109,697
	Ford Motor Credit Co. LLC
1,630,000	2.551%, 10/5/18	1,636,626
	General Motors Financial Corp.
800,000	4.750%, 8/15/17	826,114
	Schaeffler Holding Finance B.V.
EUR 1,425,000	6.875% Cash or 7.625% PIK, 8/15/18	1,682,843
	Volkswagen Group of America Finance LLC
775,000	0.898%, 11/22/16 [1,2]	768,426
		6,023,706
Banking: 2.5%
	Ally Financial, Inc.
750,000	5.500%, 2/15/17	765,615
750,000	6.250%, 12/1/17	783,750
	Citigroup, Inc.
1,310,000	2.150%, 7/30/18	1,317,916
	Goldman Sachs Group, Inc.
1,420,000	2.750%, 9/15/20	1,442,117
		4,309,398
Broadcasting: 3.5%
	Discovery Communications LLC
2,099,000	4.900%, 3/11/26	2,168,282
	Sinclair Television Group, Inc.
275,000	5.875%, 3/15/26 [1]	282,219
	Sirius XM Radio, Inc.
2,275,000	5.250%, 8/15/22 [1]	2,402,969
	TVN Finance Corporation III
EUR 972,800	7.375%, 12/15/20	1,196,077
		6,049,547
Building Materials: 2.4%
	Cemex SAB de CV
750,000	7.250%, 1/15/21 [1]	781,875
875,000	7.750%, 4/16/26 [1]	898,975
	HD Supply, Inc.
325,000	5.750%, 4/15/24 [1]	334,750
	Masco Corp.
875,000	4.375%, 4/1/26	895,221
	Standard Industries, Inc.
475,000	5.125%, 2/15/21 [1]	488,656
750,000	5.500%, 2/15/23 [1]	770,625
		4,170,102

Cable/Satellite TV: 3.0%
	Altice US Finance I Corp.
800,000	5.375%, 7/15/23 [1]	825,500
	CCO Holdings LLC / CCO Holdings Capital Corp.
500,000	7.000%, 1/15/19	510,089
850,000	5.250%, 9/30/22	877,625
625,000	5.875%, 5/1/27 [1]	639,063
	CSC Holdings, Inc.
600,000	7.625%, 7/15/18	649,500
	Harron Communications LP / Harron Finance
1,350,000	9.125%, 4/1/20 [1]	1,411,600
	LGE HoldCo VI B.V.
EUR 275,000	7.125%, 5/15/24	341,869
		5,255,246
Chemicals: 0.9%
	Blue Cube Spinco, Inc.
800,000	9.750%, 10/15/23 [1]	918,000
	Phosagro Bond Funding
625,000	4.204%, 2/13/18	628,591
		1,546,591
Consumer Products: 3.3%
	Anadarko Petroleum Corp.
200,000	4.850%, 3/15/21	202,339
	Jarden Corp.
1,312,000	7.500%, 5/1/17	1,321,184
	Li & Fung Ltd.
225,000	5.250%, 5/13/20	245,801
	Newell Rubbermaid, Inc.
975,000	3.850%, 4/1/23	1,012,697
2,800,000	4.200%, 4/1/26	2,934,781
		5,716,802
Containers: 0.5%
	Ball Corp.
EUR 100,000	4.375%, 12/15/23	122,029
	Graphic Packaging International
250,000	4.750%, 4/15/21	260,625
	Sealed Air Corp.
500,000	6.500%, 12/1/20 [1]	567,500
		950,154
Diversified Financial Services: 0.9%
	International Lease Finance Corp.
1,500,000	8.750%, 3/15/17	1,583,850

Diversified Media: 3.6%
	Belo Corp.
1,050,000	7.250%, 9/15/27	1,055,250
	Comcast Corp.
1,200,000	3.150%, 3/1/26	1,250,952

	Lamar Media Corp.
800,000	5.375%, 1/15/24	838,240
925,000	5.750%, 2/1/26 [1]	973,562
	MDC Partners, Inc.
500,000	6.500%, 5/1/24 [1]	511,875
	Nielsen Finance LLC / Nielsen Finance Co.
850,000	4.500%, 10/1/20	872,313
	TEGNA, Inc.
750,000	5.125%, 7/15/20	783,750
		6,285,942
Energy: 5.8%
	Delek & Avner Tamar Bond Ltd.
1,650,000	3.839%, 12/30/18 [1]	1,651,485
	Exxon Mobil Corp.
2,760,000	3.043%, 3/1/26	2,828,288
600,000	4.114%, 3/1/46	637,840
	Gaz Capital S.A.
500,000	6.212%, 11/22/16	512,224
	Kinder Morgan Energy Partners LP
785,000	2.650%, 2/1/19	775,834
	Sabine Pass Liquefaction LLC
825,000	5.625%, 4/15/23	787,875
	Southern Star Central Corp.
3,200,000	5.125%, 7/15/22 [1]	2,960,000
		10,153,546
Food & Drug Retail: 4.5%
	CVS Health Corp.
1,280,000	1.900%, 7/20/18	1,299,407
1,545,000	2.800%, 7/20/20	1,605,074
2,300,000	3.875%, 7/20/25	2,486,749
	Walgreens Boots Alliance, Inc.
2,373,000	2.700%, 11/18/19	2,424,174
		7,815,404
Food/Beverage/Tobacco: 11.2%
	Anheuser-Busch InBev Finance, Inc.
1,075,000	2.650%, 2/1/21	1,105,392
3,725,000	3.650%, 2/1/26	3,922,012
2,670,000	4.900%, 2/1/46	2,991,177
	Brakes Capital
550,000	7.125%, 12/15/18	824,494
	Constellation Brands, Inc.
750,000	7.250%, 9/1/16	765,938
	Grupo Bimbo SAB de CV
1,300,000	3.875%, 6/27/24	1,310,795
	Kellogg Co.
2,515,000	3.250%, 4/1/26	2,582,226
	Kraft Heinz Foods Co.
3,140,000	2.000%, 7/2/18 [1]	3,170,788
	Mead Johnson Nutrition Co.
1,170,000	3.000%, 11/15/20	1,203,600

	Smithfield Foods, Inc.
1,543,000	7.750%, 7/1/17	1,641,366
		19,517,788
Healthcare: 10.2%
	AbbVie, Inc.
1,515,000	3.600%, 5/14/25	1,593,341
	Centene Escrow Corp.
250,000	5.625%, 2/15/21 [1]	261,250
275,000	6.125%, 2/15/24 [1]	290,125
	Express Scripts Holding Co.
3,035,000	4.500%, 2/25/26	3,148,479
	Fresenius Medical Care II
500,000	4.125%, 10/15/20 [1]	512,500
	HCA, Inc.
1,500,000	4.250%, 10/15/19	1,547,812
1,450,000	5.250%, 6/15/26	1,489,875
	Johnson & Johnson
600,000	2.450%, 3/1/26	602,971
700,000	3.700%, 3/1/46	736,952
	Molina Healthcare, Inc.
900,000	5.375%, 11/15/22 [1]	929,250
	MPT Operating Partnership LP / MPT Finance Corp.
EUR 275,000	5.750%, 10/1/20	332,324
EUR 550,000	4.000%, 8/19/22	646,906
125,000	6.375%, 3/1/24	132,187
	Roche Holdings, Inc.
1,250,000	2.625%, 5/15/26 [1]	1,250,153
	Stryker Corp.
1,200,000	3.500%, 3/15/26	1,246,157
675,000	4.625%, 3/15/46	723,829
	UnitedHealth Group, Inc.
790,000	3.350%, 7/15/22	841,124
650,000	3.100%, 3/15/26	665,794
	WellCare Health Plans, Inc.
750,000	5.750%, 11/15/20	779,063
		17,730,092
Homebuilders/Real Estate: 0.6%
	Alstria Office REIT
EUR 100,000	2.250%, 3/24/21	115,933
	HCP, Inc.
450,000	4.000%, 12/1/22	452,893
	Realogy Group LLC / Realogy Co-Issuer Corp.
525,000	5.250%, 12/1/21 [1]	544,688
		1,113,514
Hotels: 0.5%
	Hilton Worldwide Finance LLC
875,000	5.625%, 10/15/21	911,050

Insurance: 0.7%
	Berkshire Hathaway, Inc.
550,000	3.125%, 3/15/26	564,646
	Protective Life Global Funding
725,000	2.700%, 11/25/20 [1]	737,010
		1,301,656
Leisure: 0.2%
	Activision Blizzard, Inc.
375,000	5.625%, 9/15/21 [1]	396,094

Metals/Mining: 0.5%
	Constellium NV
375,000	7.875%, 4/1/21 [1]	375,611
	Freeport-McMoRan, Inc.
425,000	2.150%, 3/1/17	408,000
		783,611
Paper: 0.3%
	Inversiones CMPC S.A.
400,000	6.125%, 11/5/19 [1]	437,736

Railroads: 0.4%
	RZD Capital PLC
600,000	5.739%, 4/3/17	615,750

Restaurants: 3.0%
	McDonald's Corp.
225,000	2.100%, 12/7/18	229,712
750,000	2.750%, 12/9/20	777,634
1,645,000	3.700%, 1/30/26	1,745,811
	New Red Finance, Inc.
850,000	4.625%, 1/15/22 [1]	867,000
1,500,000	6.000%, 4/1/22 [1]	1,563,750
		5,183,907
Services: 0.8%
	Deutsche Raststaetten Gruppe IV GmbH
EUR 800,000	6.750%, 12/30/20	972,579
	Team Health, Inc.
475,000	7.250%, 12/15/23 [1]	509,437
		1,482,016
Super Retail: 4.6%
	Dollar General Corp.
800,000	4.150%, 11/1/25	842,143
	Family Tree Escrow LLC
500,000	5.250%, 3/1/20 [1]	525,625
	Home Depot, Inc.
1,075,000	2.000%, 4/1/21	1,086,528
2,520,000	3.000%, 4/1/26	2,648,787
	L Brands, Inc.
1,100,000	6.900%, 7/15/17	1,167,375
	O'Reilly Automotive, Inc.
1,670,000	3.550%, 3/15/26	1,721,662
		7,992,120

Technology: 3.0%
	Apple, Inc.
2,660,000	3.250%, 2/23/26	2,780,663
400,000	4.650%, 2/23/46	437,747
	Baidu, Inc.
620,000	2.750%, 6/9/19	630,183
	Hewlett Packard Enterprise Co.
675,000	2.850%, 10/5/18 [1]	686,747
	Visa, Inc.
750,000	2.200%, 12/14/20	769,136
		5,304,476
Telecommunications: 12.6%
	America Movil SAB de CV
1,700,000	3.125%, 7/16/22	1,749,825
	American Tower Corp.
325,000	4.400%, 2/15/26	344,342
	Arqiva Broadcast Finance PLC
650,000	9.500%, 3/31/20	1,006,825
	AT&T, Inc.
2,462,000	4.125%, 2/17/26	2,605,222
	Bharti Airtel International Netherlands B.V.
575,000	5.125%, 3/11/23	615,527
	Bulgarian Telecommunication Co. EAD
EUR 375,000	6.625%, 11/15/18	438,651
	Crown Castle International Corp.
475,000	3.400%, 2/15/21	482,607
1,375,000	4.450%, 2/15/26	1,432,449
	Eircom Finance Ltd.
EUR 358,000	9.250%, 5/15/20	430,589
	Intelsat Jackson Holdings S.A.
250,000	8.000%, 2/15/24 [1]	258,125
	Level 3 Financing, Inc.
850,000	5.250%, 3/15/26 [1]	858,500
	Play Finance 2 S.A.
EUR 575,000	5.250%, 2/1/19	673,079
	Rogers Communications, Inc.
2,239,000	3.625%, 12/15/25	2,335,557
	SBA Telecommunications, Inc.
750,000	5.750%, 7/15/20	777,188
	Telecom Italia SpA
1,000,000	6.375%, 6/24/19	1,578,874
	Telesat Canada / Telesat LLC
2,400,000	6.000%, 5/15/17 [1]	2,403,000
	T-Mobile USA, Inc.
800,000	5.250%, 9/1/18	822,000
400,000	6.464%, 4/28/19	410,000
	Verizon Communications, Inc.
1,610,000	3.500%, 11/1/24	1,692,279
970,000	4.862%, 8/21/46	1,027,034
		21,941,673

Transportation Excluding Air/Rail: 0.6%
	HPHT Finance Ltd.
1,000,000	2.875%, 3/17/20	1,011,634

Utilities: 2.6%
	Indiantown Cogeneration LP
892,430	9.770%, 12/15/20	991,062
	Israel Electric Corp. Ltd.
200,000	6.700%, 2/10/17	208,047
1,950,000	5.625%, 6/21/18	2,076,145
	NSG Holdings LLC / NSG Holdings, Inc.
89,625	7.750%, 12/15/25 [1]	96,571
	Pacific Gas & Electric Co.
1,135,000	2.950%, 3/1/26	1,148,939
		4,520,764
TOTAL CORPORATE BONDS
(Cost $147,158,108)		150,104,169

BANK LOANS: 7.3%
Consumer Products: 1.5%
	Spectrum Brands Holdings, Inc.
2,547,990	3.500%, 6/16/22 [2]	2,559,456
Containers: 1.5%
	Berry Plastics Group, Inc.
2,550,185	4.000%, 10/1/22 [2]	2,554,176
Food/Beverage/Tobacco: 1.1%
	Pinnacle Foods Finance LLC
1,950,000	3.750%, 1/31/23 [2]	1,960,082
Hotels: 1.0%
	Hilton Worldwide Finance LLC
1,750,000	3.500%, 10/26/20 [2]	1,752,371
Leisure: 0.4%
	Activision Blizzard, Inc.
686,431	3.250%, 10/13/20 [2]	690,402
Super Retail: 0.8%
	Dollar Tree, Inc.
1,450,908	3.500%, 5/26/22 [2]	1,458,162
Telecommunications: 1.0%
	T-Mobile USA, Inc.
1,750,000	3.500%, 11/30/22 [2]	1,758,890
TOTAL BANK LOANS
(Cost $12,729,481)		12,733,539

SHORT-TERM INVESTMENTS: 2.3%
	United States Treasury Bill
4,000,000	0.215%, 4/28/16 [3]	3,999,504
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,999,354)		3,999,504

TOTAL INVESTMENTS IN SECURITIES: 95.8%
(Cost $163,886,943)	166,837,212
Other Assets in Excess of Liabilities: 4.2%	7,296,317
TOTAL NET ASSETS: 100.0%	$174,133,529

†	In U.S. Dollars unless otherwise indicated.
EUR	Euro
PIK	Payment in Kind
REIT	Real Estate Investment Trust
[1]
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified, institutional buyers.  At March 31, 2016 the value of these securities amounted to $34,970,737 or 20.1% of net assets.

[2]	Variable rate security; rate shown is the rate in effect on March 31, 2016.
[3]	Coupon represents the yield to maturity from the purchase price.

The cost basis of investments for federal income tax purposes at March 31, 2016 was as follows+:

Cost of investments	$163,955,471
Gross unrealized appreciation	3,529,124
Gross unrealized depreciation	(647,383)
Net unrealized appreciation	$2,881,741

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at Muzinich Credit Opportunity Fund's (the "Fund") previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

The Fund has adopted enhanced disclosure regarding derivatives and hedging activity intended to improve financial reporting by enabling investors to understand how and why the Fund uses forward contracts (a type of derivative), how they are accounted for, and how they affect an entity's results of operations and financial position. The Fund may use derivatives in various ways.  The Fund may, but is not required to, use derivatives for risk management purposes or as part of its investment strategies.  Derivatives are financial contracts whose values depend on, or are derived from, the value of an underlying asset, reference rate or index.  The Fund may use derivatives to earn income and enhance returns, to hedge or adjust the risk profile of its portfolio, to replace more traditional direct investments and to obtain exposure to otherwise inaccessible markets.

The Fund's average notional value of forward foreign currency contracts outstanding during the three months ended March 31, 2016 was $16,152,670.
The average notional amount is calculated by the dollar value of open contracts at the end of the previous fiscal year and at each quarter end in the current fiscal year.  The notional amount for forward foreign currency exchange contracts is calculated based on the currency being sold converted to U.S. dollars at each of the time periods noted above.  The table below shows the effects of derivative instruments on the financial statements.

The Fund had an average of three forward foreign currency exchange contracts open during the three months ended March 31, 2016. The table below lists the contracts outstanding as of March 31, 2016.

Schedule of Forward Foreign Currency Exchange Contracts at March 31, 2016 (Unaudited)

Unrealized
	Settlement	Currency	U.S. Dollar Value at	Currency	U.S. Dollar Value at	Appreciation
Counterparty	Date	to be Delivered	March 31, 2016	to be Received	March 31, 2016	(Depreciation)
BANK OF NEW YORK	6/20/16	EUR 8,900,000	$ 10,153,367	$ 9,977,763	$ 9,977,763	$ (175,604)

BANK OF NEW YORK	6/20/16	GBP 3,500,000	$ 5,028,306	$ 4,977,420	$ 4,977,420	$ (50,886)

			$ 15,181,673	$ 14,955,183	$ 14,955,183	$ (226,490)

GBP - Great Britain Pound

Fair values of derivative instruments as of March 31, 2016 (Unaudited)

	Asset Derivatives as of March 31, 2016		Liability Derivatives as of March 31, 2016

Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Forward Foreign Currency Exchange Contracts	Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$ -	Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	$ (226,490)

		$ -		$ (226,490)

Summary of Fair Value Exposure at March 31, 2016 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2016. See the Schedule of Investments for the industry breakout.

Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$–	$150,104,169	$–	$150,104,169
Bank Loans	–	12,733,539	–	12,733,539
Short-Term Investments	–	3,999,504	–	3,999,504
Total Investments in Securities	$–	$166,837,212	$–	$166,837,212

Liabilities:
Forward Foreign Currency Exchange Contracts	$–	$(226,490)	$–	$(226,490)
The basis for recognizing transfers is at the end of the period in which transfers occur. The Fund had no transfers into or out of Level 1, 2 or 3 for the period ended March 31, 2016.

The Fund is subject to various netting arrangements, which govern the terms of certain transactions with counterparties. The arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all transactions governed under a single agreement with a counterparty.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements, collateral arrangements or other similar agreements as of March 31, 2016:

Description	Gross Amounts	Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amounts Presented in the Statements of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged (Received)	Net Amount
Assets
Forward foreign currency contracts	$-	$-	$-	$-	$-	$-
Liabilities
Forward foreign currency contracts	$226,490	$-	$226,490	$-	$226,490	$-
Total	$226,490	$-	$226,490	$-	$226,490	$-

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*    /s/ Elaine E. Richards
Elaine E. Richards, President and Principal Executive Officer

Date          May 5, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Elaine E. Richards
 Elaine E. Richards, President and Principal Executive Officer

Date          May 5, 2016

By (Signature and Title)*    /s/ Eric C. VanAndel
     Eric C. VanAndel, Treasurer and Principal Financial Officer

Date          May 19, 2016

* Print the name and title of each signing officer under his or her signature.